Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements	Total Payments
CANADA | Mountain View County [Member]
Total	[1]	$ 714				$ 714
CANADA | Government of Alberta [Member]
Total	[1]		$ 1,345	$ 250		1,595
CANADA | Alberta Petroleum and Marketing Commission [Member]
Total	[1]		1,994			1,994
EGYPT | Egyptian General Petroleum Corporation [Member]
Total	[1]	31,355	104,449	400	$ 21,200	157,405
EQUATORIAL GUINEA | Ministry of Mines and Hydrocarbons [Member]
Total	[1]			335		335
EQUATORIAL GUINEA | Other Government [Member]
Total	[1]			18		18
GABON | Ministry of Hydrocarbons [Member]
Total	[1]		$ 58,553			58,553
GABON | Gabon Oil Company [Member]
Total	[1]	83,642				83,642
GABON | Public Treasury/Other [Member]
Total	[1]			22,326		22,326
CÔTE D'IVOIRE | Directorate General of Hydrocarbons (DGH) [Member]
Total	[1]			$ 413		413
CÔTE D'IVOIRE | His Majesty's Revenue & Customs (HMRC) [Member]
Total	[1]	$ 45				$ 45

[1]
All payments are reported in US Dollars in thousands. Actual payments made in currencies other than US Dollars have been converted. Some payments are made by providing oil (i.e., payments-in-kind): which are calculated using the sales price under the terms of the applicable sales agreement.